Note 5 - Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Maturities of Certificates of Deposit [Table Text Block]
Year ending December 31:
2013	$225,152,331
2014	51,775,136
2015	39,141,526
2016	14,601,275
2017	3,871,506
$334,541,774